Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2024
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIEs' subsidiaries
As of December 31, 2024, the Company’s major subsidiaries, consolidated VIEs and consolidated VIEs’ subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd.	100%	Shanghai, China, April 2011
JD Logistics Holding Limited	63%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
JINGDONG Property, Inc.	75%	Cayman Islands, January 2012
JD Logistics, Inc.	63%	Cayman Islands, January 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Investment Limited	100%	British Virgin Islands (“BVI”), January 2015
JD Asia Development Limited	75%	British Virgin Islands, February 2015
Suqian Hanbang Investment Management Co., Ltd.	100%	Jiangsu, China, January 2016
Jiangsu Xinchuan Hailian Supply Chain Management Co., Ltd. (formerly known as Xi’an Jingxundi Supply Chain Technology Co., Ltd.)	63%	Jiangsu, China, May 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Property Holding Limited	100%	Cayman Islands, March 2018
Beijing Wodong Tianjun Information Technology Co., Ltd. (“Beijing Wodong Tianjun”)	100%	Beijing, China, May 2018
JD Health International Inc.	67%	Cayman Islands, November 2018
JD Jiankang Limited	100%	British Virgin Islands, April 2019
JD Industrial Technology Limited	100%	British Virgin Islands, October 2019
JINGDONG Industrials, Inc.	78%	Cayman Islands, November 2019
Jingdong Logistics Supply Chain Co., Ltd.	63%	Jiangsu, China, June 2020
Jiangsu Huiji Space Technology Co., Ltd.	100%	Jiangsu, China, March 2019
JD Sunflower Investment Limited	100%	British Virgin Islands, February 2016
Windcreek Limited	100%	British Virgin Islands, January 2016
Dada Nexus Limited	63%	Cayman Islands, July 2014

Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. (“Jingdong Bangneng”)		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Shaanxi, China, June 2017
Suqian Hanyu Technology Co., Ltd. (“Suqian Hanyu”)		Jiangsu, China, December 2024

Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Suqian Juhe Digital Enterprise Management Co., Ltd. (“Suqian Juhe”)		Jiangsu, China, June 2020

Schedule of consolidated financial information
The following table sets forth the assets, liabilities, results of operations and changes in cash, cash equivalents, and restricted cash of the consolidated VIEs (where appropriate, the term “VIEs” also refers to its subsidiaries as a whole) structured by the Contractual Agreements, which have eliminated the intercompany transactions within the consolidated VIEs:

	As of December 31,
	2023	2024
	(RMB in millions)
Total assets	81,301	85,451
Total liabilities	74,855	71,509

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Total net revenues	134,516	145,795	166,067
Net income	1,137	2,503	6,263

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Net cash provided by operating activities	5,434	3,291	10,968
Net cash provided by/(used in) investing activities	(4,498)	3,324	(3,482)
Net cash used in financing activities	(1,306)	(900)	(9,782)

Net increase/(decrease) in cash, cash equivalents, and restricted cash	(370)	5,715	(2,296)
Cash, cash equivalents, and restricted cash at beginning of year	5,560	5,190	10,905

Cash, cash equivalents, and restricted cash at end of year	5,190	10,905	8,609